Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco India Exchange-Traded Fund Trust
Entity Central Index Key	0001419139
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000058323 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco India ETF
Class Name	Invesco India ETF
Trading Symbol	PIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco India ETF (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco India ETF	$38	0.78%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78% [1]
Net Assets	$ 228,436,445
Holdings Count | Holding	213
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$228,436,445
Total number of portfolio holdings	213
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
HDFC Bank Ltd.	8.20%
Reliance Industries Ltd.	7.08%
ICICI Bank Ltd.	5.65%
Infosys Ltd.	3.98%
Bharti Airtel Ltd.	3.56%
Tata Consultancy Services Ltd.	2.71%
Axis Bank Ltd.	2.06%
Mahindra & Mahindra Ltd.	1.96%
Kotak Mahindra Bank Ltd.	1.83%
Bajaj Finance Ltd.	1.83%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
HDFC Bank Ltd.	8.20%
Reliance Industries Ltd.	7.08%
ICICI Bank Ltd.	5.65%
Infosys Ltd.	3.98%
Bharti Airtel Ltd.	3.56%
Tata Consultancy Services Ltd.	2.71%
Axis Bank Ltd.	2.06%
Mahindra & Mahindra Ltd.	1.96%
Kotak Mahindra Bank Ltd.	1.83%
Bajaj Finance Ltd.	1.83%
* Excluding money market fund holdings, if any.

[1]	Annualized.